Provisions	6 Months Ended
Jun. 30, 2024
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Provisions	Provisions

	Restructuring	Provisions related to other taxes	Other	Total
	€m	€m	€m	€m
Balance as of January 1, 2024	12.7	7.6	16.2	36.5
Additional provision in the period	0.6	—	2.7	3.3
Release of provision	(1.0)	(0.2)	(1.0)	(2.2)
Utilization of provision	(7.4)	—	(1.2)	(8.6)
Foreign exchange	(0.1)	—	—	(0.1)
Balance as of June 30, 2024	4.8	7.4	16.7	28.9

Analysis of total provisions:			June 30, 2024	December 31, 2023
Current			26.1	35.1
Non-current			2.8	1.4
Total			28.9	36.5
Updates since December 31, 2023
Restructuring
The €4.8 million (December 31, 2023: €12.7 million) provision relates to committed plans for certain restructuring activities of an exceptional nature. The decrease in the provision during the period relates to the business transformation program as detailed in Note 6, which is due to be completed within the next 12 months. €7.4 million has been utilized in the six months ended June 30, 2024, which relates to reorganizational activities across the Company.